LICENSE REVENUE	12 Months Ended
Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Abstract]
LICENSE REVENUE	LICENSE REVENUE
The following table summarizes the total revenue recorded in the Company’s consolidated statements of operations (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
License fee revenue
Regeneron Pharmaceuticals, Inc.	$200	$—
Phylaxis BioScience, LLC	—	1,634
Other	—	166
Total license fee revenue	$200	$1,800
License and Collaboration Agreements
Regeneron
In June 2020, the Company entered into an Option and License Agreement with bluebird bio, Inc., or bluebird, pursuant to which the Company granted to bluebird exclusive worldwide rights to develop binders and cell therapy products containing single domain antibodies, or sdAbs, directed to specified targets, consisting of two initial programs and up to an additional 8 programs. The Company retained all rights to the specific sdAbs outside of the cell therapy field. In November 2021, this agreement was assigned to 2seventy bio, Inc., or 2seventy, in connection with bluebird’s internal restructuring and subsequent spin-out of 2seventy, and subsequently in April 2024, this agreement, or the 2020 Regeneron Agreement, was assigned to Regeneron Pharmaceuticals, Inc., or Regeneron, in connection with the divestiture of 2seventy’s oncology and autoimmune pipeline to Regeneron.
In June 2022, 2seventy selected a third program and paid a non-refundable upfront option fee in exchange for a development license and an option in which Regeneron may acquire an exclusive license with respect to all binders and cell therapy products developed under this agreement, which entitles the Company to additional fees upon exercise of the option. In connection with each program for which Regeneron exercises its option, Regeneron will be required to pay the Company a one-time, non-refundable, non-creditable fee in the low-single-digit millions. The Company is also entitled to receive certain developmental milestone payments of up to an aggregate of $51.5 million per therapeutic, as well as percentage tiered royalties on future product sales with rates in the mid-single digits. Due to the uncertainty in the achievement of the developmental milestones and future sales, the variable consideration associated with the future milestone payments has been fully constrained (excluded) from the transaction price until such time that the Company concludes that it is probable that a significant reversal of previously recognized revenue will not occur. These estimates will be re-assessed at each reporting period.
In May 2024, pursuant to the option extension terms in the 2020 Regeneron Agreement, Regeneron requested to extend the option term for its third program by an additional six months in exchange for an option extension fee of $0.1 million. The Company recognized the $0.1 million of revenue related to this extension at the point in time in which the extension was granted. In November 2024, Regeneron requested a second extension of the option term for an additional six months in exchange for an option extension fee of $0.1 million. The Company recognized the $0.1 million of revenue related to this extension at the point in time in which the extension was granted. The $0.2 million related to the option extensions is recorded as accounts receivable in the Company’s consolidated balance sheets as of December 31, 2024.
During the year ended December 31, 2024, the Company recognized $0.2 million of revenue related to this agreement. The Company did not recognize any revenue under this agreement during the year ended December 31, 2023.
Phylaxis Agreements
In July 2020, the Company entered into a joint venture with Phylaxis BioScience, LLC, or Phylaxis. In connection with the joint venture, the Company entered into the following agreements: Contribution Agreement, License Agreement, Limited Liability Company Agreement, and Master Services Agreement, or collectively the Phylaxis Agreements, pursuant to which the Company licensed certain intellectual property and know-how to Phylaxis and agreed to provide services to develop certain compounds. The Company received $5.0 million in nonrefundable, upfront payments from Phylaxis under the Master Services Agreement, or the MSA. In addition, upon closing, the Company received a 10% equity interest in Phylaxis as consideration for the contribution of the license of the Company’s intellectual property and know-how. Pursuant to the terms of the Phylaxis Agreements, during the fourth quarter of 2023, the Company received an additional 5% equity interest in Phylaxis following the achievement of a milestone event. Under the License Agreement, the Company is also entitled to specified development and commercialization milestone payments of up to an aggregate of $225.0 million and $175.0 million, respectively. The Company is also entitled to share in a percentage of the profits of Phylaxis under the Limited Liability Company Agreement.
The Company recognized the initial transaction price of $5.5 million, comprised of the $5.0 million in upfront payments and the fair value of the 10% equity interest of $0.5 million, over the period of performance of development services on the two compounds, which was completed during the third quarter of 2022.
During the fourth quarter of 2023, the Company transferred a second generation compound to Phylaxis, which was a milestone event under the agreements. Upon transfer, the Company received an additional 5% equity interest in Phylaxis, which has a fair value of $1.6 million. The Company recognized the fair value of the 5% equity interest as revenue and accounted for the investment under the equity method. In order to determine the fair value of the equity interest in Phylaxis upon this milestone, the Company utilized the investee’s independent valuations based on recent financings from third party investors at fair market value.
During the year ended December 31, 2023 the Company recognized $1.6 million of revenue under the Phylaxis agreements. During the year ended December 31, 2024 the Company did not recognize any revenue under the Phylaxis agreements.